Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Additional Financial Information of Parent Company

Additional Financial Information of Parent Company — Financial Statements Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Balance Sheets

(In RMB except for share data)

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	19,582,251	17,664,031	2,771,872
Other current assets	2,667,707	1,550,933	243,375
Total current assets	22,249,958	19,214,964	3,015,247
Investment in subsidiaries and VIE	942,821,008	681,955,145	107,013,645
Loan to subsidiaries	187,633,095	183,262,933	28,757,953
Total Assets	1,152,704,061	884,433,042	138,786,845
LIABILITIES
Other current liabilities	2,050,517	11,263,375	1,767,469
Amounts due to related parties — non-current	12,212,708	11,933,449	1,872,619
Total Liabilities	14,263,225	23,196,824	3,640,088
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 199,051,046 and 194,862,818 shares issued and outstanding, as of December 31, 2020 and 2021, respectively)	623,201	609,833	95,696
Additional paid-in capital	1,148,823,625	1,144,255,610	179,558,675
Retained earnings	(48,935,177)	(316,796,899)	(49,712,346)
Accumulated other comprehensive income	37,929,187	33,167,674	5,204,732
Total shareholders’ equity	1,138,440,836	861,236,218	135,146,757
TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	1,152,704,061	884,433,042	138,786,845

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Operations and Comprehensive Income

(In RMB)

	Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Revenues	2,051,459	2,058,504	—	—
Cost of revenues	—	—	(261,642)	(41,057)
Selling expenses	(7,225,289)	(243,758)	(166,959)	(26,200)
General and administrative expenses	(14,615,621)	(15,979,061)	(8,232,681)	(1,291,887)
Other income (loss)	(2,938,226)	1,321,148	1,286,845	201,934
Loss before taxes and loss from equity in subsidiaries and VIEs	(22,727,677)	(12,843,167)	(7,374,437)	(1,157,210)
Loss from equity in subsidiaries and VIEs	(141,958,398)	(18,524,481)	(260,487,285)	(40,876,139)
Net loss	(164,686,075)	(31,367,648)	(267,861,722)	(42,033,349)
Other comprehensive loss	(3,272,053)	(16,212,483)	(4,761,513)	(747,186)
Comprehensive loss attributable to ordinary shareholders	(167,958,128)	(47,580,131)	(272,623,235)	(42,780,535)

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Financial Information of Parent Company

Condensed Statements of Cash Flows

(In RMB)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Cash flows from operating activities:
Net loss	(164,686,075)	(31,367,648)	(267,861,722)	(42,033,349)
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	9,583,596	3,593,400	644,654	101,160
Depreciation	32,409	—	—	—
Income from equity in subsidiaries and VIEs	141,958,398	18,524,481	260,487,285	40,876,139
Changes in operating assets and liabilities:
Other current assets	(88,859)	(178,496)	353,726	55,507
Other non-current assets	418,307	—	—	—
Other current liabilities	1,826,388	(2,200,024)	9,212,858	1,445,698
Net cash provided by (used in) operating activities	(10,955,836)	(11,628,287)	2,836,801	445,155

Cash flows from investing activities:
Collection of loan to subsidiaries	647,137	—	79,696	12,506
Proceeds from disposal of Up Capital	33,999,151	—	—	—
Net cash provided by investing activities	34,646,288	—	79,696	12,506

Cash flows from financing activities:
Exercise of options	29,636	—	—	—
Repurchase of shares	—	(7,085,100)	(4,462,990)	(700,341)
Net cash provided by (used in) financing activities	29,636	(7,085,100)	(4,462,990)	(700,341)
Effect of exchange rate changes	5,898,988	(1,747,974)	(371,727)	(58,330)
Net increase (decrease) in cash and cash equivalents	29,619,076	(20,461,361)	(1,918,220)	(301,010)
Cash and cash equivalents — beginning of year	10,424,536	40,043,612	19,582,251	3,072,882
Cash and cash equivalents — end of year	40,043,612	19,582,251	17,664,031	2,771,872

Additional Information —Financial Statement Schedule I

Jupai Holdings Limited

Notes to Schedule I

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit as “Income from equity in subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Income.

2.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.

3.

As of December 31, 2021, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.

4.

Translations of amounts from RMB into USD are solely for the convenience of the readers and were calculated at the rate of USD1.00 for RMB6.3726 on December 31, 2021, representing the certificated exchange rate published by the Federal Reserve Board.